Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE INTERNATIONAL FUNDS, INC.
Entity Central Index Key	0000313212
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000205922
Shareholder Report [Line Items]
Fund Name	Dynamic Credit Fund
Class Name	Investor Class
Trading Symbol	RPIDX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dynamic Credit Fund - Investor Class	$66	0.64%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The global investment-grade fixed income market advanced in 2025 amid diverging global central bank policies, and credit markets performed notably well.

  Allocations in high yield and emerging markets (EM) credit primarily added to the fund’s absolute performance for the period, as did allocations to securitized credit. Credit markets notably rebounded following a sharp flight to quality in April. EM positions denominated in local currencies in the fund’s macro sleeve also added value. Policy rate cuts from the Federal Reserve also helped support high yield EM corporate bonds.

  The fund maintains a tactical and hedging sleeve of investments as a complement to its credit assets that aims to help support performance through different types of market backdrops for credit sectors. This sleeve of investments, which featured more defensive positioning during the period, dragged on performance as risk appetite remained resilient for most of the year.

  The fund employs a flexible, cross-sector approach in collaboration with our global research platform to select high-conviction securities while aiming to deliver attractive returns and targeting lower beta to high yield and equities. The fund held a mostly neutral duration stance, on a historical basis, by the end of the period as U.S. Treasury yields could see upward pressure, in our view.

  The fund held material exposure to derivatives, including interest rate, credit, currency, and equity derivatives, which we use to manage positioning more nimbly across the fund’s wide investment universe. Overall derivatives exposure, specifically in credit, currency, and equity, had a negative impact on performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 1/10/19
Dynamic Credit Fund (Investor Class)	7.00%	4.86%	4.81%
Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)	8.17	-2.15	0.57
ICE BofA US 3-Month Treasury Bill Index (Strategy Benchmark)	4.21	3.19	2.70

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date	Jan. 10, 2019
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 1,177,576,000
Holdings Count | Holding	335
Advisory Fees Paid, Amount	$ 287,000
InvestmentCompanyPortfolioTurnover	130.10%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$1,177,576 Number of Portfolio Holdings335
Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Corporate Bonds	47.3%
Bank Loans	12.7
Asset-Backed Securities	10.7
Government Bonds	7.1
U.S. Treasury Obligations	7.0
Securities Lending Collateral	4.0
U.S. Government & Agency Mortgage-Backed Securities	3.2
Non-U.S. Government Mortgage-Backed Securities	3.0
Municipal Securities	2.9
Short-Term and Other	2.1

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Bills	7.0%
Diamondback Energy	2.3
Directv Financing	2.1
Raizen Fuels Finance	2.1
Beignet Investor	2.0
Neptune Bidco U.S.	2.0
Federal National Mortgage Assn.	2.0
CSC Holdings	2.0
Radiate Holdco	1.9
Puerto Rico Commonwealth	1.9

Updated Prospectus Web Address	www.troweprice.com/paperless
C000205923
Shareholder Report [Line Items]
Fund Name	Dynamic Credit Fund
Class Name	I Class
Trading Symbol	RPELX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dynamic Credit Fund - I Class	$58	0.56%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The global investment-grade fixed income market advanced in 2025 amid diverging global central bank policies, and credit markets performed notably well.

  Allocations in high yield and emerging markets (EM) credit primarily added to the fund’s absolute performance for the period, as did allocations to securitized credit. Credit markets notably rebounded following a sharp flight to quality in April. EM positions denominated in local currencies in the fund’s macro sleeve also added value. Policy rate cuts from the Federal Reserve also helped support high yield EM corporate bonds.

  The fund maintains a tactical and hedging sleeve of investments as a complement to its credit assets that aims to help support performance through different types of market backdrops for credit sectors. This sleeve of investments, which featured more defensive positioning during the period, dragged on performance as risk appetite remained resilient for most of the year.

  The fund employs a flexible, cross-sector approach in collaboration with our global research platform to select high-conviction securities while aiming to deliver attractive returns and targeting lower beta to high yield and equities. The fund held a mostly neutral duration stance, on a historical basis, by the end of the period as U.S. Treasury yields could see upward pressure, in our view.

  The fund held material exposure to derivatives, including interest rate, credit, currency, and equity derivatives, which we use to manage positioning more nimbly across the fund’s wide investment universe. Overall derivatives exposure, specifically in credit, currency, and equity, had a negative impact on performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 1/10/19
Dynamic Credit Fund (I Class)	7.08%	4.93%	4.86%
Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)	8.17	-2.15	0.57
ICE BofA US 3-Month Treasury Bill Index (Strategy Benchmark)	4.21	3.19	2.70

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date	Jan. 10, 2019
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 1,177,576,000
Holdings Count | Holding	335
Advisory Fees Paid, Amount	$ 287,000
InvestmentCompanyPortfolioTurnover	130.10%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$1,177,576 Number of Portfolio Holdings335
Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Corporate Bonds	47.3%
Bank Loans	12.7
Asset-Backed Securities	10.7
Government Bonds	7.1
U.S. Treasury Obligations	7.0
Securities Lending Collateral	4.0
U.S. Government & Agency Mortgage-Backed Securities	3.2
Non-U.S. Government Mortgage-Backed Securities	3.0
Municipal Securities	2.9
Short-Term and Other	2.1

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Bills	7.0%
Diamondback Energy	2.3
Directv Financing	2.1
Raizen Fuels Finance	2.1
Beignet Investor	2.0
Neptune Bidco U.S.	2.0
Federal National Mortgage Assn.	2.0
CSC Holdings	2.0
Radiate Holdco	1.9
Puerto Rico Commonwealth	1.9

Updated Prospectus Web Address	www.troweprice.com/paperless
C000244818
Shareholder Report [Line Items]
Fund Name	Dynamic Credit Fund
Class Name	Z Class
Trading Symbol	TRCDX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dynamic Credit Fund - Z Class	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The global investment-grade fixed income market advanced in 2025 amid diverging global central bank policies, and credit markets performed notably well.

  Allocations in high yield and emerging markets (EM) credit primarily added to the fund’s absolute performance for the period, as did allocations to securitized credit. Credit markets notably rebounded following a sharp flight to quality in April. EM positions denominated in local currencies in the fund’s macro sleeve also added value. Policy rate cuts from the Federal Reserve also helped support high yield EM corporate bonds.

  The fund maintains a tactical and hedging sleeve of investments as a complement to its credit assets that aims to help support performance through different types of market backdrops for credit sectors. This sleeve of investments, which featured more defensive positioning during the period, dragged on performance as risk appetite remained resilient for most of the year.

  The fund employs a flexible, cross-sector approach in collaboration with our global research platform to select high-conviction securities while aiming to deliver attractive returns and targeting lower beta to high yield and equities. The fund held a mostly neutral duration stance, on a historical basis, by the end of the period as U.S. Treasury yields could see upward pressure, in our view.

  The fund held material exposure to derivatives, including interest rate, credit, currency, and equity derivatives, which we use to manage positioning more nimbly across the fund’s wide investment universe. Overall derivatives exposure, specifically in credit, currency, and equity, had a negative impact on performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception 9/13/23
Dynamic Credit Fund (Z Class)	7.55%	7.77%
Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)	8.17	5.43
ICE BofA US 3-Month Treasury Bill Index (Strategy Benchmark)	4.21	4.86

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date	Sep. 13, 2023
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 1,177,576,000
Holdings Count | Holding	335
Advisory Fees Paid, Amount	$ 287,000
InvestmentCompanyPortfolioTurnover	130.10%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$1,177,576 Number of Portfolio Holdings335
Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Corporate Bonds	47.3%
Bank Loans	12.7
Asset-Backed Securities	10.7
Government Bonds	7.1
U.S. Treasury Obligations	7.0
Securities Lending Collateral	4.0
U.S. Government & Agency Mortgage-Backed Securities	3.2
Non-U.S. Government Mortgage-Backed Securities	3.0
Municipal Securities	2.9
Short-Term and Other	2.1

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Bills	7.0%
Diamondback Energy	2.3
Directv Financing	2.1
Raizen Fuels Finance	2.1
Beignet Investor	2.0
Neptune Bidco U.S.	2.0
Federal National Mortgage Assn.	2.0
CSC Holdings	2.0
Radiate Holdco	1.9
Puerto Rico Commonwealth	1.9

Updated Prospectus Web Address	www.troweprice.com/paperless